Trade and other receivables	12 Months Ended
Dec. 31, 2025
Trade and other receivables.
Trade and other receivables
8	Trade and other receivables

	As of 31 December
	2025	2024
	USD	USD
Trade receivables	3,879,854	2,614,945
Customer wallet receivables	2,061,148	1,585,645
Accrued income	2,308,583	1,318,327
Less: provision for expected credit losses	(2,108,944)	(1,514,586)
	6,140,641	4,004,331
Other receivables	116,097	4,951
	6,256,738	4,009,282

Trade receivables are non-interest bearing and are generally due within up to 60 days. It is not the practice of the Group to obtain collateral over trade receivables and are therefore, unsecured.

8	Trade and other receivables (continued)

The movement in provision for expected credit losses are as follows:

	2025	2024
	USD	USD
As of 1 January	1,514,586	2,328,308
Charge to the consolidated statement of comprehensive income	594,358	578,341
Assets classified as held for sale	—	(1,392,063)
As of 31 December	2,108,944	1,514,586

Charge for expected credit losses is allocated as detailed below:

	2025	2024	2023
	USD	USD	USD

Continuing operations	594,358	578,341	273,975
Discontinued operations	—	—	261,365
	594,358	578,341	535,340